Loans and Other Borrowings - Summary of Principal Repayments of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	£ 2,842	£ 2,100	£ 2,281	£ 2,084
Total due for repayment after more than one year	16,492	14,776	11,994	£ 14,586
Total loans and other borrowings	19,334	16,876	14,275
Gross carrying amount
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	2,842	2,100	2,272
Total due for repayment after more than one year	16,487	14,726	11,930
Total loans and other borrowings	19,329	16,826	14,202
Fair value adjustments	5	50	73
Total loans and other borrowings	19,334	16,876	14,275
Gross carrying amount | Between one and two years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	0	1,309	1,192
Gross carrying amount | Between two and three years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,482	15	1,332
Gross carrying amount | Between three and four years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	987	1,463	18
Gross carrying amount | Between four and five years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,482	964	1,489
Gross carrying amount | After five years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	12,536	10,975	7,899
Effect of hedging and interest
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	(406)	(264)	(291)
Total due for repayment after more than one year	(895)	(650)	(736)
Total loans and other borrowings	(1,301)	(914)	(1,027)
Effect of hedging and interest | Between one and two years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	0	(133)	(66)
Effect of hedging and interest | Between two and three years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(125)	0	(154)
Effect of hedging and interest | Between three and four years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(9)	(89)	0
Effect of hedging and interest | Between four and five years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	9	33	(111)
Effect of hedging and interest | After five years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(770)	(461)	(405)
Principal repayments at hedged rates
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	2,436	1,836	1,981
Total due for repayment after more than one year	15,592	14,076	11,194
Total loans and other borrowings	18,028	15,912	13,175
Principal repayments at hedged rates | Between one and two years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	0	1,176	1,126
Principal repayments at hedged rates | Between two and three years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,357	15	1,178
Principal repayments at hedged rates | Between three and four years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	978	1,374	18
Principal repayments at hedged rates | Between four and five years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,491	997	1,378
Principal repayments at hedged rates | After five years
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	£ 11,766	£ 10,514	£ 7,494